Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Interest income
Loans	[1]	$ 44,293	$ 47,811
Securities	[1]	7,941	9,160
Securities purchased under resale agreements and securities borrowed	[1]	2,808	1,602
Deposits with financial institutions	[1]	2,560	3,086
Total interest income	[1]	57,602	61,659
Interest expense
Deposits		33,425	39,480
Subordinated debentures		385	490
Other		2,270	2,437
Total interest expenses		36,080	42,407
Net interest income		21,522	19,252
Non-interest income
Card revenues		892	869
Banking services fees		1,997	1,955
Credit fees		1,249	1,585
Mutual funds		2,564	2,282
Brokerage fees		1,436	1,251
Investment management and trust		1,162	1,096
Underwriting and advisory fees		964	702
Non-trading foreign exchange		948	930
Trading revenues		1,984	1,634
Net gain on sale of investment securities		71	48
Net income from investments in associated corporations		608	198
Insurance service results		485	470
Other fees and commissions		1,653	1,247
Other		206	151
Total non-interest income		16,219	14,418
Total revenue		37,741	33,670
Provision for credit losses		4,714	4,051
Profit from operating activity		33,027	29,619
Non-interest expenses
Salaries and employee benefits		10,824	9,855
Premises and technology		3,297	2,896
Depreciation and amortization		1,604	1,760	[2],[3]
Communications		384	381
Advertising and business development		672	614
Professional		880	793
Business and capital taxes		708	682
Other		4,149	2,714
Total non-interest expenses		22,518	19,695
Income before taxes		10,509	9,924
Income tax expense		2,751	2,032
Net income		7,758	7,892
Net income attributable to non-controlling interests in subsidiaries		(31)	134
Net income attributable to equity holders of the Bank		7,789	7,758
Preferred shareholders and other equity instrument holders		506	472
Common shareholders		$ 7,283	$ 7,286
Earnings per common share (in dollars)
Basic	[4]	$ 5.84	$ 5.94
Diluted	[4]	5.67	5.87
Dividends paid per common share (in dollars)		$ 4.32	$ 4.24

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $56,404 for the year ended October 31, 2025 (October 31, 2024 – $59,871).
[2]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[3]	Includes impairment charge on software and other intangible assets in the Other segment.
[4]	Earnings per share calculations are based on full dollar and share amounts.